Changes in Accounting Policies	9 Months Ended
Sep. 30, 2018
Proceeds (Purchase) of Short-term Investments
Changes in Accounting Policies

3.	CHANGES IN ACCOUNTING POLICIES

New standards adopted during the nine months period ended September 30, 2018:

IFRS 9 “Financial Instruments” (IFRS 9)

IFRS 9 addresses classification and measurement of financial assets. It replaces the multiple category and measurement models in IAS 39 for debt instruments with a new mixed measurement model having only two categories: amortized cost and fair value through profit and loss. IFRS 9 also replaces the models for measuring equity instruments. Such instruments are either recognized at fair value through profit or loss or at fair value through other comprehensive income. Where equity instruments are measured at fair value through other comprehensive income, dividends are recognized in the statement of earnings to the extent that they do not clearly represent a return of investment; however, other gains and losses (including impairments) associated with such instruments remain in accumulated comprehensive income indefinitely. Requirements for financial liabilities were added to IFRS 9 in October 2010 and they largely carried forward existing requirements in IAS 39 except that fair value changes due to credit risk for liabilities designated at fair value through profit and loss are generally recorded in other comprehensive income. This standard is effective for annual periods beginning on or after January 1, 2018. The adoption of this standard did not result in any impact to the Company’s financial statements.

IFRS 15 “Revenue from Contracts with Customers”

IFRS 15 was issued in May 2014 to replace IAS 18, Revenue, IAS 11, Construction Contracts, and related interpretations on revenue. IFRS 15 establishes principles to address the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. IFRS 15 also results in enhanced disclosures about revenue, provide guidance for transactions that were not previously addressed comprehensively and improve guidance for multiple element arrangements. Companies can elect to use either a full or modified retrospective approach when adopting this standard and it is effective for annual periods beginning on or after January 1, 2018. The adoption of this standard did not result in any impact to the Company’s financial statements.

Standards, Interpretations and Amendments Not Yet Effective:

IFRS 16 “Leases”

IFRS 16 replaces current guidance in IAS 17. Under IAS 17, lessees were required to make a distinction between a finance lease (on the balance sheet) and an operating lease (off balance sheet). IFRS 16 now requires lessees to recognize a lease liability reflecting future lease payments and a “right-of-use asset” for virtually all lease contracts. The IASB has included an optional exemption for certain short-term leases and leases of low value assets, however this exemption can only be applied by lessees. The standard applies to annual periods beginning on or after January 1, 2019, with earlier application permitted if IFRS 15, Revenue from Contracts with Customers, is also applied. The Company is currently assessing the impact of this standard and it does not expect that the application of this standard will have a significant impact on the Company’s financial statements.